Segment Information (Tables)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Segment information [Abstract]
Segment Information [Table Text Block]

	Port Terminal Business Segment for the Three Month Period Ended March 31, 2013	Cabotage Business Segment for the Three Month Period Ended March 31, 2013	Barge Business Segment for the Three Month Period Ended March 31, 2013	Unallocated Interest	Total
Time charter, voyage and port terminal revenues	$7,633	$13,235	$23,282	—	$44,150
Sales of products	29,080	—	—	—	29,080
Time charter, voyage and port terminal expenses	(2,408)	(569)	(6,475)	—	(9,452)
Direct vessel expenses	—	(7,567)	(10,657)	—	(18,224)
Cost of products sold	(26,017)	—	—	—	(26,017)
Depreciation and amortization	(945)	(664)	(4,484)	—	(6,093)
General and administrative expenses	(440)	(189)	(2,441)	—	(3,070)
Interest income/(expense) and finance cost, net	22	(1,618)	(3,399)	(386)	(5,381)
Other expense, net	(562)	(1,155)	(1,094)	—	(2,811)

Income/(loss) before income taxes and noncontrolling interest	6,363	1,473	(5,268)	(386)	2,182
Income tax benefit/(expense)	1,819	(392)	2,343	—	3,770

Net income/(loss)	8,182	1,081	(2,925)	(386)	5,952
Less: Net income attributable to the noncontrolling interest	—	—	(18)	—	(18)

Net income/(loss) attributable to Navios Logistics' stockholders	$8,182	$1,081	$(2,943)	(386)	$5,934

	Port Terminal Business Segment for the Three Month Period Ended March 31, 2012	Cabotage Business Segment for the Three Month Period Ended March 31, 2012	Barge Business Segment for the Three Month Period Ended March 31, 2012	Total
Time charter, voyage and port terminal revenues	$7,035	$10,536	$19,974	$37,545
Sales of products	12,602	—	—	12,602
Time charter, voyage and port terminal expenses	(2,324)	(290)	(7,236)	(9,850)
Direct vessel expenses	—	(8,108)	(7,799)	(15,907)
Cost of products sold	(11,597)	—	—	(11,597)
Depreciation and amortization	(877)	(1,093)	(4,832)	(6,802)
General and administrative expenses	(561)	(162)	(2,911)	(3,634)
Interest income/(expense) and finance cost, net	62	(1,664)	(3,320)	(4,922)
Other income/(expense), net	195	(505)	(432)	(742)

Income/(loss) before income taxes and noncontrolling interest	4,535	(1,286)	(6,556)	(3,307)
Income tax (expense)/benefit	(232)	149	1,006	923

Net income/(loss)	4,303	(1,137)	(5,550)	(2,384)
Less: Net income attributable to the noncontrolling interest	—	—	(2)	(2)

Net income/(loss) attributable to Navios Logistics' stockholders	$4,303	$(1,137)	$(5,552)	$(2,386)